Morgan Stanley Balanced Income Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2001

Dear Shareholder:

U.S. economic growth continued to slow during the six-month period ended July 31, 2001. Aiming to stimulate economic growth, the Federal Reserve Board cut the benchmark federal funds rate by 275 basis points (2.75 percent) during the period. This was the Fed's most aggressive monetary policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates that included rebate checks scheduled to be sent out during the third quarter of this year.

As a result of the Fed's rate slashing, the equity markets have recovered somewhat, though most are still in a correction phase. Value stocks outperformed growth stocks by considerable margins during the period, continuing a trend that began last year.

Performance and Portfolio

For the six-month period ended July 31, 2001, Morgan Stanley Balanced Income Fund's Class C shares produced a total return of 2.87 percent, compared to 4.34 percent for the Lehman Brothers U.S. Government/Credit Index(1) and -10.78 percent for the Standard & Poor's 500 Index (S&P 500)(2). For the same period the Fund's Class A, B and D shares earned 3.45 percent, 2.93 percent and 3.40 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The asset mix of the Fund is 65 percent fixed-income securities and 35 percent equities. At the beginning of the period, yields for most U.S. fixed-income securities were the most generous relative to U.S. Treasury and agency securities that they have been in over fifteen years. This represented an unusual opportunity to build positions in mortgage-backed securities and investment-grade corporate securities. Consequently, we increased mortgage-backed securities to 41 percent of the Fund's fixed-income portion and corporate and other nongovernment investments to 30 percent. Although yields on nongovernment securities fell relative to those offered by government securities during the period, we believe that they remain historically generous and continue to offer good value for investors.

---------------------
(1)The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Balanced Income Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2001 continued

The remainder of the fixed-income portion was allocated among U.S. government agencies (15.9 percent), U.S. Treasury notes (10.8 percent), and cash equivalents (2.3 percent).

On July 31, 2001, the large-capitalization common-stock segment was almost fully invested. In our view, the Fund's current equity holdings continue to offer considerable value. As such, no positions were added or liquidated during the period. The Fund benefited from the combination of its value-oriented investment style and its significant exposure to consumer cyclicals and industrials, two sectors that performed well during the period.

Looking Ahead

Going forward, we believe that the long-term outlook for the financial markets and the economy is favorable. As inflation seems poised to remain low, we believe that the slowing in the economy will continue. The recent Fed activity supports this concern, as rates have come down substantially yet the economy has not shown signs of a turnaround.

We appreciate your support of Morgan Stanley Balanced Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN

Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Balanced Income Fund
FUND PERFORMANCE - JULY 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 7/31/01
--------------------
1 Year                      15.56%(1)    9.50%(2)
Since Inception (7/28/97)    7.37%(1)    5.93%(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 7/31/01
--------------------
1 Year                      14.49%(1)    6.50%(2)
Since Inception (7/28/97)    9.49%(1)    6.09%(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 7/31/01
--------------------
1 Year                      14.51%(1)   13.51%(2)
5 Years                      8.99%(1)    8.99%(2)
Since Inception (3/28/95)    9.55%(1)    9.55%(2)

                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 7/31/01
--------------------
1 Year                      15.58%(1)
Since Inception (7/28/97)    7.55%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
            Common Stocks (32.0%)
            Aluminum (1.2%)
 32,000     Alcoa, Inc. ..................................................................   $  1,255,360
                                                                                             ------------
            Auto Parts: O.E.M. (1.1%)
 73,000     Delphi Automotive Systems Corp. ..............................................      1,194,280
                                                                                             ------------
            Beverages: Non-Alcoholic (1.2%)
 26,000     PepsiCo, Inc. ................................................................      1,212,380
                                                                                             ------------
            Chemicals: Major Diversified (1.1%)
 28,000     Du Pont (E.I.) de Nemours & Co., Inc. ........................................      1,198,960
                                                                                             ------------
            Computer Processing Hardware (1.2%)
 12,000     International Business Machines Corp. ........................................      1,262,520
                                                                                             ------------
            Department Stores (1.2%)
 28,000     Sears, Roebuck & Co. .........................................................      1,315,440
                                                                                             ------------
            Discount Stores (1.3%)
 34,000     Target Corp. .................................................................      1,315,800
                                                                                             ------------
            Electric Utilities (2.0%)
 22,000     Exelon Corp. .................................................................      1,243,000
 24,000     GPU, Inc. ....................................................................        869,760
                                                                                             ------------
                                                                                                2,112,760
                                                                                             ------------
            Financial Conglomerates (1.2%)
 24,000     Citigroup, Inc. ..............................................................      1,205,040
                                                                                             ------------
            Food: Major Diversified (0.2%)
  2,700     Quaker Oats Company (The).....................................................        237,600
                                                                                             ------------
            Forest Products (1.3%)
 22,000     Weyerhaeuser Co. .............................................................      1,314,060
                                                                                             ------------
            Household/Personal Care (1.2%)
 17,000     Procter & Gamble Co. (The)....................................................      1,207,340
                                                                                             ------------
            Industrial Conglomerates (3.5%)
 28,000     General Electric Co. .........................................................      1,218,000
 11,000     Minnesota Mining & Manufacturing Co. .........................................      1,230,680
 16,000     United Technologies Corp. ....................................................      1,174,400
                                                                                             ------------
                                                                                                3,623,080
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
            Information Technology Services (1.2%)
 19,000     Electronic Data Systems Corp. ................................................   $  1,213,150
                                                                                             ------------
            Major Banks (2.3%)
 19,000     Bank of America Corp. ........................................................      1,208,780
 45,000     KeyCorp.......................................................................      1,203,750
                                                                                             ------------
                                                                                                2,412,530
                                                                                             ------------
            Major Telecommunications (1.3%)
 29,000     SBC Communications, Inc. .....................................................      1,305,870
                                                                                             ------------
            Motor Vehicles (2.4%)
 50,000     Ford Motor Co. ...............................................................      1,273,500
 19,000     General Motors Corp. .........................................................      1,208,400
                                                                                             ------------
                                                                                                2,481,900
                                                                                             ------------
            Oil & Gas Pipelines (1.2%)
 27,000     Enron Corp. ..................................................................      1,224,450
                                                                                             ------------
            Other Metals/Minerals (1.2%)
 30,000     Phelps Dodge Corp. ...........................................................      1,212,000
                                                                                             ------------
            Pharmaceuticals: Major (1.2%)
 22,000     Bristol-Myers Squibb Co. .....................................................      1,301,080
                                                                                             ------------
            Railroads (1.2%)
 33,000     CSX Corp. ....................................................................      1,290,960
                                                                                             ------------
            Semiconductors (1.1%)
 40,000     Intel Corp. ..................................................................      1,192,400
                                                                                             ------------
            Trucks/Construction/Farm Machinery (1.2%)
 30,000     Deere & Co. ..................................................................      1,258,500
                                                                                             ------------
            Total Common Stocks (Cost $27,943,958)........................................     33,347,460
                                                                                             ------------
PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                               RATE      DATE
---------                                                               ------   ---------
            Corporate Bonds (17.8%)
            Aerospace & Defense (1.1%)
 $  125     Lockheed Martin Corp. ....................................  8.20 %   12/01/09         139,205
    345     Raytheon Co...............................................  8.20     03/01/06         362,774
    480     Systems 2001 Asset Trust - 144A*..........................  6.664    09/15/13         488,100

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
 $   45     United Technologies Corp. ................................  6.70 %   08/01/28    $     44,912
    125     United Technologies Corp. ................................  7.50     09/15/29         137,305
                                                                                             ------------
                                                                                                1,172,296
                                                                                             ------------
            Auto Parts: OEM (0.1%)
    115     TRW, Inc. ................................................  7.625    03/15/06         121,071
                                                                                             ------------
            Cable/Satellite TV (0.3%)
    265     Cox Communications, Inc. .................................  7.75     11/01/10         281,934
                                                                                             ------------
            Department Stores (0.3%)
    210     Federated Department Stores...............................  6.90     04/15/29         194,088
    160     May Department Stores.....................................  6.70     09/15/28         152,038
                                                                                             ------------
                                                                                                  346,126
                                                                                             ------------
            Discount Stores (0.7%)
    135     Target Corp. .............................................  6.35     01/15/11         136,378
    110     Target Corp. .............................................  6.65     08/01/28         105,798
    445     Wal-Mart Stores...........................................  7.55     02/15/30         500,505
                                                                                             ------------
                                                                                                  742,681
                                                                                             ------------
            Drugstore Chains (0.2%)
    235     CVS Corp. ................................................  5.625    03/15/06         234,589
                                                                                             ------------
            Electric Utilities (0.4%)
    130     DTE Energy Co. ...........................................  7.05     06/01/11         135,260
    225     Progress Energy, Inc. ....................................  7.10     03/01/11         235,228
                                                                                             ------------
                                                                                                  370,488
                                                                                             ------------
            Finance/Rental/Leasing (1.1%)
    265     American General Finance Corp. ...........................  5.875    07/14/06         268,297
    455     Household Finance Corp. ..................................  8.00     07/15/10         503,508
    160     MBNA America Bank NA......................................  6.50     06/20/06         160,998
    235     Prime Property Funding II - 144A*.........................  7.00     08/15/04         243,681
                                                                                             ------------
                                                                                                1,176,484
                                                                                             ------------
            Financial Conglomerates (1.1%)
    500     Associates Corp. of North America.........................  6.01     02/07/03         511,420
    500     Associates Corp. of North America.........................  6.25     11/01/08         506,470
    125     Chase Manhattan Corp. ....................................  6.00     02/15/09         122,591
                                                                                             ------------
                                                                                                1,140,481
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Financial Publishing/Services (0.0%)
 $   40     Reed Elsevier Capital.....................................  6.75 %   08/01/11    $     40,419
                                                                                             ------------
            Food Retail (1.1%)
     80     Ahold Finance USA, Inc. ..................................  8.25     07/15/10          88,838
    105     Ahold Finance USA, Inc. ..................................  6.875    05/01/29          99,283
    170     Delhaize America, Inc. - 144A*............................  9.00     04/15/31         194,395
    265     Kroger Co. ...............................................  6.80     04/01/11         269,203
    205     Kroger Co. ...............................................  7.70     06/01/29         216,047
     35     Kroger Co. ...............................................  7.50     04/01/31          36,165
    225     Safeway Inc. .............................................  7.25     02/01/31         229,545
                                                                                             ------------
                                                                                                1,133,476
                                                                                             ------------
            Food: Major Diversified (0.2%)
    185     Kellogg Co. - 144A*.......................................  7.45     04/01/31         192,102
                                                                                             ------------
            Foreign Government Obligations (0.1%)
    110     United Mexican States (Mexico)............................  8.375    01/14/11         110,330
                                                                                             ------------
            Gas Distributors (0.1%)
    145     CMS Panhandle Holding Co. ................................  7.00     07/15/29         127,071
                                                                                             ------------
            Home Building (0.1%)
    120     Centex Corp. .............................................  7.875    02/01/11         122,406
                                                                                             ------------
            Home Improvement Chains (0.4%)
    255     Lowe's Companies, Inc. ...................................  8.25     06/01/10         286,865
     90     Lowe's Companies, Inc. ...................................  6.50     03/15/29          83,536
                                                                                             ------------
                                                                                                  370,401
                                                                                             ------------
            Hotels/Resorts/Cruiselines (0.4%)
     35     Hyatt Equities LLC - 144A*................................  9.25     05/15/05          37,391
    355     Marriott International Inc. - 144A*.......................  7.00     01/15/08         360,510
                                                                                             ------------
                                                                                                  397,901
                                                                                             ------------
            Household/Personal Care (0.2%)
    200     International Flavors & Fragrances, Inc. - 144A*..........  6.45     05/15/06         203,276
                                                                                             ------------
            Industrial Conglomerates (0.2%)
    160     Hutchinson Whampoa International Ltd. - 144A*.............  7.00     02/16/11         159,610
                                                                                             ------------
            Integrated Oil (0.4%)
    460     Conoco Inc. ..............................................  6.95     04/15/29         452,948
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Investment Banks/Brokers (0.6%)
 $  335     Credit Suisse FB USA Inc. ................................  5.875%   08/01/06    $    337,409
    255     Goldman Sachs Group, Inc. ................................  6.875    01/15/11         260,309
                                                                                             ------------
                                                                                                  597,718
                                                                                             ------------
            Life/Health Insurance (1.3%)
    185     American General Corp. ...................................  7.50     07/15/25         200,755
    295     John Hancock Financial Services, Inc. ....................  7.375    02/15/24         299,192
    250     Metropolitan Life Insurance Co. ..........................  7.80     11/01/25         260,982
    300     Nationwide Mutual Insurance Co. - 144A*...................  7.50     02/15/24         278,685
    290     Prudential Insurance Co. - 144A*..........................  8.30     07/01/25         314,024
                                                                                             ------------
                                                                                                1,353,638
                                                                                             ------------
            Major Banks (0.5%)
    230     Bank One Corp. ...........................................  6.00     02/17/09         224,758
    285     Wells Fargo & Company.....................................  5.90     05/21/06         290,603
                                                                                             ------------
                                                                                                  515,361
                                                                                             ------------
            Major Telecommunications (1.2%)
     85     Bellsouth Telecommunications Inc. ........................  6.375    06/01/28          77,874
    180     British Telecom PLC (United Kingdom)......................  8.875    12/15/30         203,855
    230     Deutsche Telekom International Finance Corp.
              (Netherlands)...........................................  8.25     06/15/30         245,217
    145     Telus Corp. ..............................................  8.00     06/01/11         152,682
    400     WorldCom, Inc. ...........................................  6.40     08/15/05         400,452
    145     WorldCom, Inc. ...........................................  8.25     05/15/31         147,970
                                                                                             ------------
                                                                                                1,228,050
                                                                                             ------------
            Managed Health Care (0.4%)
    240     Aetna, Inc. ..............................................  7.875    03/01/11         240,137
    135     Wellpoint Healthcare Networks, Inc. ......................  6.375    06/15/06         137,342
                                                                                             ------------
                                                                                                  377,479
                                                                                             ------------
            Media Conglomerates (1.2%)
    110     AOL Time Warner Inc. .....................................  6.75     04/15/11         111,508
     35     News America Holdings Inc. ...............................  7.75     02/01/24          34,037
    310     News America Inc. ........................................  7.28     06/30/28         286,542
    250     Time Warner, Inc. ........................................  7.57     02/01/24         253,090
    135     Time Warner, Inc. ........................................  6.625    05/15/29         123,965
    435     Walt Disney Company.......................................  5.50     12/29/06         433,630
                                                                                             ------------
                                                                                                1,242,772
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Motor Vehicles (0.7%)
 $  140     DaimlerChrysler North American Holdings...................  7.20 %   09/01/09    $    144,787
     30     Ford Motor Company........................................  6.625    10/01/28          27,240
    570     Ford Motor Company........................................  7.45     07/16/31         574,360
                                                                                             ------------
                                                                                                  746,387
                                                                                             ------------
            Multi-Line Insurance (0.9%)
    285     AIG SunAmerica Global Fin - 144A*.........................  6.30     05/10/11         289,429
    400     Farmers Exchange Capital - 144A*..........................  7.05     07/15/28         367,804
    265     Hartford Financial Services Group, Inc. ..................  7.90     06/15/10         291,267
                                                                                             ------------
                                                                                                  948,500
                                                                                             ------------
            Oil & Gas Pipelines (0.2%)
    205     Williams Companies, Inc. .................................  7.75     06/15/31         207,224
                                                                                             ------------
            Pharmaceuticals: Major (0.4%)
    315     American Home Products Corp. .............................  6.70     03/15/11         324,765
     85     Pharmacia Corp. ..........................................  6.60     12/01/28          84,715
                                                                                             ------------
                                                                                                  409,480
                                                                                             ------------
            Property - Casualty Insurers (0.2%)
    225     Florida Windstorm Underwriting Association - 144A*........  7.125    02/25/19         230,191
                                                                                             ------------
            Real Estate Investment Trusts (0.2%)
    265     EOP Operating LP..........................................  7.25     06/15/28         250,775
                                                                                             ------------
            Savings Banks (0.4%)
    295     Washington Mutual Bank FA.................................  6.875    06/15/11         302,832
     75     Washington Mutual Finance Corp. ..........................  6.875    05/15/11          77,141
                                                                                             ------------
                                                                                                  379,973
                                                                                             ------------
            Services to the Health Industry (0.2%)
     90     Anthem Insurance Companies, Inc. .........................  9.125    04/01/10          95,159
     95     Anthem Insurance Companies, Inc. .........................  9.00     04/01/27          91,980
                                                                                             ------------
                                                                                                  187,139
                                                                                             ------------
            Specialty Telecommunications (0.2%)
    230     Qwest Capital Funding.....................................  7.90     08/15/10         243,292
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Wireless Communications (0.7%)
 $  240     AT&T Wireless Corp. - 144A*...............................  7.875%   03/01/11    $    251,306
    200     Vodafone Group PLC........................................  7.75     02/15/10         216,104
    255     Vodafone Group PLC........................................  7.875    02/15/30         275,530
                                                                                             ------------
                                                                                                  742,940
                                                                                             ------------
            Total Corporate Bonds (Cost $18,130,784)......................................     18,557,009
                                                                                             ------------
            U.S. Government & Agency Obligations (17.2%)
    900     Federal Farm Credit Banks.................................  5.92     12/29/04         938,421
                                                                                             ------------
            Federal Home Loan Banks
  1,000     ..........................................................  0.00     02/25/04         890,310
  1,000     ..........................................................  5.88     11/25/08         990,550
  1,200     ..........................................................  5.96     02/05/08       1,227,096
                                                                                             ------------
                                                                                                3,107,956
                                                                                             ------------
            Federal National Mortgage Assoc.
  1,000     ..........................................................  6.55     11/21/07       1,016,430
    500     ..........................................................  6.75     07/30/07         509,095
                                                                                             ------------
                                                                                                1,525,525
                                                                                             ------------
            Resolution Funding Corp.
              (Coupon Strips)
  1,500      ***......................................................  0.00     10/15/04       1,309,950
  1,300     ..........................................................  0.00     01/15/06       1,064,817
  3,000      ***......................................................  0.00     01/15/08       2,190,540
                                                                                             ------------
                                                                                                4,565,307
                                                                                             ------------
    740     Tennessee Valley Authority................................  0.00     10/15/04         637,184
                                                                                             ------------
  1,150     U.S. Treasury Bond........................................  8.75     08/15/20       1,572,361
                                                                                             ------------
  3,770     U.S. Treasury Note+.......................................  7.50     02/15/05       4,157,707
                                                                                             ------------
  4,190     U.S. Treasury Strips***...................................  0.00     08/15/20       1,390,535
                                                                                             ------------
            Total U.S. Government & Agency Obligations (Cost $17,393,850).................     17,894,996
                                                                                             ------------
            U.S. Government Agency Mortgage-Backed Securities (26.5%)
            Federal National Mortgage Assoc.
  2,022     ..........................................................  6.00     02/01/11-
                                                                                 10/01/28       2,001,567
    550     ..........................................................  6.00        **            537,453
    952     ..........................................................  6.50     01/01/13-
                                                                                 06/01/28         953,312

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
 $2,663     ..........................................................  7.00 %   07/01/11-
                                                                                 02/01/29    $  2,716,385
  1,464     ..........................................................  7.50     08/01/23-
                                                                                 05/01/27       1,506,034
    415     ..........................................................  8.00     05/01/24-
                                                                                 07/01/26         430,738
  1,500     ..........................................................  8.00        **          1,558,125
                                                                                             ------------
                                                                                                9,703,614
                                                                                             ------------
            Government National Mortgage Assoc. I
  4,315     ..........................................................  6.00     06/15/28-
                                                                                 12/15/28       4,261,182
  4,567     ..........................................................  6.50     08/15/27-
                                                                                 05/15/29       4,598,611
    982     ..........................................................  7.00     04/15/24-
                                                                                 06/15/29       1,004,942
    846     ..........................................................  7.50     08/15/25-
                                                                                 10/15/26         875,552
    339     ..........................................................  8.00     06/15/26-
                                                                                 07/15/26         353,413
                                                                                             ------------
                                                                                               11,093,700
                                                                                             ------------
            Government National Mortgage Assoc. II
  5,337     ..........................................................  6.50     04/20/28-
                                                                                 03/20/29       5,346,841
  1,451     ..........................................................  7.00     02/20/26-
                                                                                 06/20/27       1,479,547
                                                                                             ------------
                                                                                                6,826,388
                                                                                             ------------
            Total U.S. Government Agency Mortgage-Backed Securities (Cost $27,298,878)....     27,623,702
                                                                                             ------------
            Asset-Backed Securities (1.4%)
            Finance/Rental/Leasing
    315     Chase Credit Card Master Trust............................  5.50     11/17/08         315,787
    300     Citibank Credit Card Issuance Trust.......................  6.90     10/15/07         318,000
    450     Detroit Edison Securities 2001............................  6.42     03/01/15         452,812
    140     MBNA Master Card Trust....................................  5.90     08/15/11         140,350
    225     PSE&G Transition Funding LLC..............................  6.61     06/15/15         230,063
                                                                                             ------------
            Total Asset-Backed Securities (Cost $1,434,367)...............................      1,457,012
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term Investment (5.0%)
            Repurchase Agreement
 $5,169     Joint repurchase agreement account (dated 07/31/01;
              proceeds $5,169,558) (a) (Cost $5,169,000)..............  3.887%   08/01/01    $  5,169,000
                                                                                             ------------

            Total Investments (Cost $97,370,837) (b)..................               99.8%    104,049,179
            Other Assets in Excess of Liabilities.....................                0.2         234,325
                                                                                    -----    ------------
            Net Assets................................................              100.0%   $104,283,504
                                                                                    =====    ============

---------------------
    *    Resale is restricted to qualified institutional investors.
    ** Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
    *** Some or all of these Securities have been segregated in connection with securities purchased on a forward commitment basis.
    + A portion of this security is segregated in connection with open futures contracts.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $7,177,544 and the aggregate gross unrealized depreciation is $499,202, resulting in net unrealized appreciation of $6,678,342.

Futures Contracts Open at July 31, 2001:

                                   DESCRIPTION,              UNDERLYING
NUMBER OF                        DELIVERY MONTH,             FACE AMOUNT   UNREALIZED
CONTRACTS   LONG/SHORT               AND YEAR                 AT VALUE        GAIN
-------------------------------------------------------------------------------------
    6         Short     U.S. Treasury Notes September/2001    $632,531       $3,632

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $97,370,837)........................................  $104,049,179
Receivable for:
    Shares of beneficial interest sold......................     1,357,523
    Investments sold........................................       770,335
    Interest................................................       736,578
    Dividends...............................................        31,431
    Variation margin........................................         2,015
Prepaid expenses............................................        72,715
                                                              ------------
    Total Assets............................................   107,019,776
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     2,546,935
    Distribution fee........................................        84,332
    Investment management fee...............................        51,643
    Shares of beneficial interest repurchased...............        10,044
Accrued expenses and other payables.........................        43,318
                                                              ------------
    Total Liabilities.......................................     2,736,272
                                                              ------------
    Net Assets..............................................  $104,283,504
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   $98,730,484
Net unrealized appreciation.................................     6,681,974
Accumulated undistributed net investment income.............       137,766
Accumulated net realized loss...............................   (1,266,720)
                                                              ------------
    Net Assets..............................................  $104,283,504
                                                              ============
Class A Shares:
Net Assets..................................................    $2,652,594
Shares Outstanding (unlimited authorized, $.01 par value)...       210,412
    Net Asset Value Per Share...............................        $12.61
                                                                    ======
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $13.31
                                                                    ======
Class B Shares:
Net Assets..................................................   $71,690,608
Shares Outstanding (unlimited authorized, $.01 par value)...     5,707,778
    Net Asset Value Per Share...............................        $12.56
                                                                    ======
Class C Shares:
Net Assets..................................................   $29,738,777
Shares Outstanding (unlimited authorized, $.01 par value)...     2,365,335
    Net Asset Value Per Share...............................        $12.57
                                                                    ======
Class D Shares:
Net Assets..................................................      $201,525
Shares Outstanding (unlimited authorized, $.01 par value)...        16,026
    Net Asset Value Per Share...............................        $12.57
                                                                    ======

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2001 (unaudited)

Net Investment Income:

Income
Dividends...................................................  $1,737,597
Interest....................................................     274,776
                                                              ----------
    Total Income............................................   2,012,373
                                                              ----------
Expenses
Distribution fee (Class A shares)...........................       3,422
Distribution fee (Class B shares)...........................     284,995
Distribution fee (Class C shares)...........................     127,375
Investment management fee...................................     256,066
Transfer agent fees and expenses............................      40,658
Professional fees...........................................      27,537
Registration fees...........................................      26,987
Shareholder reports and notices.............................      26,834
Custodian fees..............................................       9,150
Trustees' fees and expenses.................................       5,563
Other.......................................................       5,493
                                                              ----------
    Total Expenses..........................................     814,080
                                                              ----------
    Net Investment Income...................................   1,198,293
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
    Investments.............................................      41,977
    Futures contracts.......................................       2,406
                                                              ----------
    Net Gain................................................      44,383
                                                              ----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   1,568,619
    Futures contracts.......................................       3,632
                                                              ----------
    Net Appreciation........................................   1,572,251
                                                              ----------
    Net Gain................................................   1,616,634
                                                              ----------
Net Increase................................................  $2,814,927
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                             JULY 31, 2001  JANUARY 31, 2001
                                                             -------------  ----------------
                                                              (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 1,198,293       $ 2,394,401
Net realized gain (loss)....................................       44,383        (1,104,615)
Net change in unrealized appreciation.......................    1,572,251         6,319,934
                                                              ------------      -----------
    Net Increase............................................    2,814,927         7,609,720
                                                              ------------      -----------
Dividends and Distributions to Shareholders From:
Net investment income
    Class A shares..........................................      (44,060)          (83,113)
    Class B shares..........................................     (884,792)       (1,474,855)
    Class C shares..........................................     (389,857)         (794,422)
    Class D shares..........................................       (2,872)          (32,129)
Net realized gain
    Class A shares..........................................      --                (56,866)
    Class B shares..........................................      --             (1,253,187)
    Class C shares..........................................      --               (665,326)
    Class D shares..........................................      --                (34,044)
                                                              ------------      -----------
    Total Dividends and Distributions.......................   (1,321,581)       (4,393,942)
                                                              ------------      -----------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................   30,632,170       (21,153,799)
                                                              ------------      -----------
    Net Increase (Decrease).................................   32,125,516       (17,938,021)
Net Assets:
Beginning of period.........................................   72,157,988        90,096,009
                                                              ------------      -----------
End of Period:
(Including accumulated undistributed net investment income
  of $137,766 and $284,164, respectively)...................  $104,283,504      $72,157,988
                                                              ============      ===========

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Income Fund (the "Fund"), formerly Morgan Stanley Dean Witter Balanced Income Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund seeks to achieve its objective by investing in investment grade fixed income securities and, to a lesser extent, common stock of companies which have a record of paying dividends and have the potential for increasing dividends and securities convertible into common stock. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors, Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Options and Futures -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Options on futures contracts: The Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $4,297,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

The Distributor has informed the Fund that for the six months ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $31,000, $171,000 and $7,000, respectively and received $7,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2001, aggregated $64,011,006 and $34,562,259, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $30,640,983 and $29,591,020, respectively.

For the six months ended July 31, 2001, the Fund incurred brokerage commissions of $10,238 with Morgan Stanley DW Inc. ("MSDW"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund

For the six months ended July 31, 2001, the Fund incurred brokerage commissions of $590 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $3,500.

5. Change in Accounting Policy

Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $23,110 decrease in the cost of securities and a corresponding $23,110 decrease to undistributed net investment income based on securities held as of January 31, 2001.

The effect of this change for the six months ended July 31, 2001 was to decrease net investment income by $29,244; decrease unrealized appreciation by $838, and increase net realized gains by $30,082. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             JULY 31, 2001             JANUARY 31, 2001
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................     837,186   $ 10,344,167    1,043,993   $ 12,082,733
Reinvestment of dividends and distributions..........       2,789         34,053        9,606        109,654
Redeemed.............................................    (794,071)    (9,834,481)  (1,074,503)   (12,397,266)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class A....................      45,904        543,739      (20,904)      (204,879)
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................   3,147,789     38,918,404    2,541,785     29,959,873
Reinvestment of dividends and distributions..........      47,458        579,530      165,074      1,877,706
Redeemed.............................................  (1,184,601)   (14,636,517)  (3,837,528)   (44,864,966)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class B....................   2,010,646     24,861,417   (1,130,669)   (13,027,387)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................     698,639      8,659,888      340,511      4,025,889
Reinvestment of dividends and distributions..........      26,877        328,211      113,175      1,288,992
Redeemed.............................................    (311,367)    (3,852,497)  (1,010,097)   (11,836,785)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class C....................     414,149      5,135,602     (556,411)    (6,521,904)
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................       7,213         89,305       10,300        121,593
Reinvestment of dividends and distributions..........         172          2,107        5,627         63,664
Redeemed.............................................      --            --          (138,441)    (1,584,886)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class D....................       7,385         91,412     (122,514)    (1,399,629)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) in Fund......................   2,478,084   $ 30,632,170   (1,830,498)  $(21,153,799)
                                                       ==========   ============   ==========   ============

7. Federal Income Tax Status

At January 31, 2001, the Fund had a net capital loss carryover of approximately $229,000 which will be available through January 31, 2009 to offset future capital gains to the extent provided by regulations.

As of January 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                               FOR THE SIX                FOR THE YEAR ENDED JANUARY 31,          JULY 28, 1997*
                                              MONTHS ENDED          ------------------------------------------       THROUGH
                                              JULY 31, 2001           2001             2000             1999     JANUARY 31, 1998
                                              -------------         --------         --------         --------   ----------------
                                               (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period........     $12.42              $11.80           $12.75           $12.41         $12.42
                                                 ------              ------           ------           ------         ------

Income (loss) from investment operations:
    Net investment income...................       0.22                0.47             0.47             0.46           0.25
    Net realized and unrealized gain
      (loss)................................       0.20                0.94            (0.69)            0.87           0.32
                                                 ------              ------           ------           ------         ------

Total income (loss) from investment
  operations................................       0.42                1.41            (0.22)            1.33           0.57
                                                 ------              ------           ------           ------         ------

Less dividends and distributions from:
    Net investment income...................      (0.23)              (0.47)           (0.47)           (0.47)         (0.26)
    Net realized gain.......................         --               (0.32)           (0.26)           (0.52)         (0.32)
                                                 ------              ------           ------           ------         ------

Total dividends and distributions...........      (0.23)              (0.79)           (0.73)           (0.99)         (0.58)
                                                 ------              ------           ------           ------         ------

Net asset value, end of period..............     $12.61              $12.42           $11.80           $12.75         $12.41
                                                 ======              ======           ======           ======         ======

Total Return+...............................       3.45%(1)           12.66%           (1.84)%          11.11%          4.60%(1)

Ratios to Average Net Assets:
Expenses....................................       1.18%(2)(3)         1.20%(3)         1.20%(3)         1.23%(3)        1.43%(2)

Net investment income.......................       3.54%(2)(3)(4)      3.97%(3)         3.82%(3)         3.73%(3)        3.92%(2)

Supplemental Data:
Net assets, end of period, in thousands.....     $2,653              $2,043           $2,187           $5,448           $903

Portfolio turnover rate.....................         43%(1)              21%              35%              32%            21%

---------------------
     * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.07%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                  FOR THE PERIOD
                                                     FOR THE SIX             FOR THE YEAR ENDED JANUARY 31,       JULY 28, 1997*
                                                    MONTHS ENDED          ------------------------------------       THROUGH
                                                    JULY 31, 2001           2001          2000          1999     JANUARY 31, 1998
                                                    -------------         --------      --------      --------   ----------------
                                                     (unaudited)
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period..............      $12.39             $11.77        $12.74        $12.41         $12.42
                                                        ------             ------        ------        ------         ------
Income (loss) from investment operations:
    Net investment income.........................        0.17               0.37          0.38          0.38           0.20
    Net realized and unrealized gain (loss).......        0.19               0.95         (0.71)         0.85           0.33
                                                        ------             ------        ------        ------         ------
Total income (loss) from investment operations....        0.36               1.32         (0.33)         1.23           0.53
                                                        ------             ------        ------        ------         ------
Less dividends and distributions from:
    Net investment income.........................       (0.19)             (0.38)        (0.38)        (0.38)         (0.22)
    Net realized gain.............................          --              (0.32)        (0.26)        (0.52)         (0.32)
                                                        ------             ------        ------        ------         ------
Total dividends and distributions.................       (0.19)             (0.70)        (0.64)        (0.90)         (0.54)
                                                        ------             ------        ------        ------         ------
Net asset value, end of period....................      $12.56             $12.39        $11.77        $12.74         $12.41
                                                        ======             ======        ======        ======         ======
Total Return++....................................        2.93%(1)          11.82%        (2.69)%       10.32%          4.19%(1)
Ratios to Average Net Assets:
Expenses..........................................        1.93%(2)(3)        2.00%(3)      1.95%(3)      1.99%(3)        2.16%(2)
Net investment income.............................        2.79%(2)(3)(4)     3.17%(3)      3.07%(3)      2.97%(3)        3.15%(2)
Supplemental Data:
Net assets, end of period, in thousands...........     $71,691            $45,803       $56,827       $56,919        $34,021
Portfolio turnover rate...........................          43%(1)             21%           35%           32%            21%

---------------------

     * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.07%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                        FOR THE YEAR ENDED JANUARY 31,
                                               MONTHS ENDED         -------------------------------------------------------------
                                              JULY 31, 2001++        2001++        2000++        1999++       1998*++      1997
                                              ---------------       --------      --------      --------      --------   --------
                                                (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........        $12.41           $11.78        $12.74        $12.41        $11.57     $11.34
                                                    ------           ------        ------        ------        ------     ------

Income (loss) from investment operations:
    Net investment income...................          0.17             0.38          0.38          0.38          0.42       0.36
    Net realized and unrealized gain
      (loss)................................          0.18             0.95         (0.70)         0.85          1.23       0.50
                                                    ------           ------        ------        ------        ------     ------

Total income (loss) from investment
  operations................................          0.35             1.33         (0.32)         1.23          1.65       0.86
                                                    ------           ------        ------        ------        ------     ------

Less dividends and distributions from:
    Net investment income...................         (0.19)           (0.38)        (0.38)        (0.38)        (0.40)     (0.38)
    Net realized gain.......................            --            (0.32)        (0.26)        (0.52)        (0.41)     (0.25)
                                                    ------           ------        ------        ------        ------     ------

Total dividends and distributions...........         (0.19)           (0.70)        (0.64)        (0.90)        (0.81)     (0.63)
                                                    ------           ------        ------        ------        ------     ------

Net asset value, end of period..............        $12.57           $12.41        $11.78        $12.74        $12.41     $11.57
                                                    ======           ======        ======        ======        ======     ======

Total Return+...............................          2.87%(3)        11.89%        (2.62)%       10.32%        14.42%      7.82%

Ratios to Average Net Assets:
Expenses....................................          1.93%(2)(4)      1.94%(2)      1.95%(2)      1.94%(2)      2.07%      1.88%(1)

Net investment income.......................          2.79%(2)(4)(5)   3.23%(2)      3.07%(2)      3.02%(2)      3.30%      3.49%(1)

Supplemental Data:
Net assets, end of period, in thousands.....       $29,739          $24,205       $29,535       $35,291       $30,402    $48,284

Portfolio turnover rate.....................            43%(3)           21%           35%           32%           21%        21%

---------------------
     * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Investment Advisors Inc. serves as Investment Manager ("Morgan Stanley Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 2.19% and 3.18%, respectively, for the year ended January 31, 1997.
    (2) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (3)  Not annualized.
    (4)  Annualized.
    (5) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.07%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                  FOR THE PERIOD
                                                     FOR THE SIX             FOR THE YEAR ENDED JANUARY 31,       JULY 28, 1997*
                                                    MONTHS ENDED          ------------------------------------       THROUGH
                                                    JULY 31, 2001           2001          2000          1999     JANUARY 31, 1998
                                                    -------------         --------      --------      --------   ----------------
                                                     (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period..............     $12.40              $11.79        $12.75        $12.42         $12.42
                                                       ------              ------        ------        ------         ------

Income (loss) from investment operations:
    Net investment income.........................       0.23                0.50          0.50          0.48           0.26
    Net realized and unrealized gain (loss).......       0.18                0.93         (0.70)         0.87           0.33
                                                       ------              ------        ------        ------         ------

Total income (loss) from investment operations....       0.41                1.43         (0.20)         1.35           0.59
                                                       ------              ------        ------        ------         ------

Less dividends and distributions from:
    Net investment income.........................      (0.24)              (0.50)        (0.50)        (0.50)         (0.27)
    Net realized gain.............................         --               (0.32)        (0.26)        (0.52)         (0.32)
                                                       ------              ------        ------        ------         ------

Total dividends and distributions.................      (0.24)              (0.82)        (0.76)        (1.02)         (0.59)
                                                       ------              ------        ------        ------         ------

Net asset value, end of period....................     $12.57              $12.40        $11.79        $12.75         $12.42
                                                       ======              ======        ======        ======         ======

Total Return+.....................................       3.40%(1)           12.88%        (1.63)%       11.27%          4.79%(1)

Ratios to Average Net Assets:
Expenses..........................................       0.93%(2)(3)         1.00%(3)      0.95%(3)      0.99%(3)        1.16%(2)

Net investment income.............................       3.79%(2)(3)(4)      4.17%(3)      4.07%(3)      3.97%(3)        4.15%(2)

Supplemental Data:
Net assets, end of period, in thousands...........       $202                $107        $1,546        $1,679            $10

Portfolio turnover rate...........................         43%(1)              21%           35%           32%            21%

---------------------
     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.07%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Angelo G. Manioudakis
Vice President

Charles Moon
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
BALANCED INCOME FUND

Semiannual Report
July 31, 2001